Annual Fund Operating Expenses - RBC BlueBay U.S. Government Money Market Fund - Institutional Class 3	Mar. 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%	[1]
Expenses (as a percentage of Assets)	0.23%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.